Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 46,526	$ 35,798	$ 47,178	$ 42,477
Cost of revenues	37,497	28,924	37,808	32,282
Gross profit	9,029	6,874	9,370	10,195
Operating expenses:
Selling, general and administrative	12,343	9,715	14,157	11,443
Research and development	3,804	3,459	4,530	4,293
Total operating expenses	16,147	13,174	18,687	15,736
Loss from operations	(7,118)	(6,300)	(9,317)	(5,541)
Other (expenses) income:
Interest income	27	27	32	25
Interest expense	(196)	(90)	(128)	(235)
Change in fair value of convertible debentures	(27,871)	(1,618)	(3,570)	(4,158)
Change in fair value of warrant liability	(15,675)	(904)	(2,067)	(3,616)
Other income (expense), net			(51)	10
Other expense	(26)	(69)
Total other expense	(43,741)	(2,654)	(5,784)	(7,974)
Loss from operations before income taxes	(50,859)	(8,954)	(15,101)	(13,515)
Provision for income taxes			21	22
Net loss	$ (50,859)	$ (8,954)	$ (15,122)	$ (13,537)
Net loss per share attributable to common stockholders:
Basic	$ (3.32)	$ (0.61)	$ (1.03)	$ (0.99)
Diluted	$ (3.32)	$ (0.61)	$ (1.03)	$ (0.99)
Weighted average common shares:
Basic	15,296,684	14,704,753	14,742,368	13,699,300
Diluted	15,296,684	14,704,753	14,742,368	13,699,300